ETFMG Treatments Testing and Advancements ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 98.1%
Canada - 4.7%
Biotechnology - 1.0%
Arbutus Biopharma Corp. (a)(b)		46,988	$127,337
VBI Vaccines, Inc. (a)		81,592	65,967
XBiotech, Inc.		9,617	54,144
Total Biotechnology			247,448
Life Sciences Tools & Services - 3.7%
AbCellera Biologics, Inc. (a)(b)		89,895	957,382
Total Canada			1,204,830

Cayman Islands - 5.4%
Biotechnology - 5.4% (d)
I-Mab - ADR (a)(b)		26,111	295,054
Zai Lab, Ltd. - ADR (a)		31,036	1,076,328
Total Biotechnology			1,371,382

France - 0.7%
Pharmaceuticals - 0.7%
Sanofi - ADR (b)		3,384	169,302

Germany - 5.6%
Biotechnology - 5.6% (d)
BioNTech SE - ADR (b)		9,594	1,430,465

Japan - 0.7%
Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co., Ltd. - ADR (a)		12,974	182,155

Netherlands - 3.0%
Biotechnology - 3.0% (d)
CureVac NV (a)(b)		53,789	732,068
InflaRx NV (a)		13,965	20,249
Total Biotechnology			752,317

United Kingdom - 3.4%
Biotechnology - 2.0% (d)
Immunocore Holdings PLC - ADR (a)(b)		13,858	517,042
Pharmaceuticals - 1.4%
AstraZeneca PLC - ADR (b)		2,701	178,455
GSK PLC - ADR (b)		4,168	181,433
Total Pharmaceuticals			359,888
Total United Kingdom			876,930

United States - 74.7%
Biotechnology - 38.5% (d)
AbbVie, Inc. (b)		1,232	188,693
Adagio Therapeutics, Inc. (a)(b)		34,663	113,695
Aligos Therapeutics, Inc. (a)		13,489	16,322
Alnylam Pharmaceuticals, Inc. (a)(b)		8,070	1,177,010
Altimmune, Inc. (a)		13,655	159,764
Arcturus Therapeutics Holdings, Inc. (a)(b)		8,347	131,382
Assembly Biosciences, Inc. (a)		15,233	31,989
Athersys, Inc. (a)(b)		81,386	21,160
Atossa Therapeutics, Inc. (a)		40,005	43,605
BioCryst Pharmaceuticals, Inc. (a)(b)		58,645	620,464
CEL-SCI Corp. (a)(b)		13,689	61,601
Chimerix, Inc. (a)		27,624	57,458
Codiak Biosciences, Inc. (a)		7,107	20,468
ContraFect Corp. (a)		12,427	38,151
Cue Biopharma, Inc. (a)		11,175	27,826
Dynavax Technologies Corp. (a)(b)		39,906	502,417
Emergent BioSolutions, Inc. (a)		15,874	492,729
Enanta Pharmaceuticals, Inc. (a)		6,544	309,335
Enochian Biosciences, Inc. (a)(b)		16,729	32,287
Gilead Sciences, Inc.		2,850	176,159
Gritstone bio, Inc. (a)		23,004	55,670
HilleVax, Inc. (a)		9,539	104,261
Hookipa Pharma, Inc. (a)		17,279	28,165
iBio, Inc. (a)		68,926	18,196
Icosavax, Inc. (a)		12,551	71,917
ImmunityBio, Inc. (a)(b)		125,728	467,708
Inovio Pharmaceuticals, Inc. (a)		72,362	125,186
Moderna, Inc. (a)		10,838	1,548,209
Novavax, Inc. (a)(b)		18,096	930,677
Ocugen, Inc. (a)(b)		68,135	154,666
Regeneron Pharmaceuticals, Inc. (a)(b)		287	169,654
SAB Biotherapeutics, Inc. (a)		13,581	19,692
Silverback Therapeutics, Inc. (a)		11,104	47,081
Sorrento Therapeutics, Inc. (a)(b)		122,882	246,993
SQZ Biotechnologies Co. (a)		8,893	28,280
Tonix Pharmaceuticals Holding Corp. (a)		5,922	9,357
Vaxart, Inc. (a)(b)		39,949	139,822
Vaxcyte, Inc. (a)		18,423	400,884
Vaxxinity, Inc. - Class A (a)(b)		39,806	62,495
Vir Biotechnology, Inc. (a)(b)		40,546	1,032,707
Total Biotechnology			9,884,135
Health Care Equipment & Supplies - 8.2%
Abbott Laboratories		1,539	167,212
Co-Diagnostics, Inc. (a)		10,738	60,240
Cue Health, Inc. (a)(b)		46,586	149,075
Hologic, Inc. (a)		2,380	164,934
Lucira Health, Inc. (a)		12,596	23,429
Meridian Bioscience, Inc. (a)		13,767	418,792
OraSure Technologies, Inc. (a)		22,891	62,035
QuidelOrtho Corp. (a)		10,939	1,063,052
Total Health Care Equipment & Supplies			2,108,769
Health Care Providers & Services - 15.4%
Fulgent Genetics, Inc. (a)(b)		9,581	522,452
Laboratory Corp. of America Holdings		6,107	1,431,237
OPKO Health, Inc. (a)(b)		215,295	544,696
Quest Diagnostics, Inc.		10,958	1,457,195
Total Health Care Providers & Services			3,955,580
Life Sciences Tools & Services - 6.7%
Adaptive Biotechnologies Corp. (a)		44,935	363,524
Bio-Rad Laboratories, Inc. - Class A (a)		2,750	1,361,250
Total Life Sciences Tools & Services			1,724,774
Pharmaceuticals - 5.9%
AN2 Therapeutics, Inc. (a)(b)		6,130	47,508
Atea Pharmaceuticals, Inc. (a)		26,304	186,758
Bristol-Myers Squibb Co. (b)		2,409	185,493
CorMedix, Inc. (a)		12,360	49,687
Eli Lilly and Co.		598	193,890
Johnson & Johnson		1,021	181,238
Merck & Co, Inc.		2,010	183,252
Paratek Pharmaceuticals, Inc. (a)		17,212	33,219
Pfizer, Inc.		3,433	179,992
SIGA Technologies, Inc.		22,876	264,903
Total Pharmaceuticals			1,505,940
Total United States			19,179,198
TOTAL COMMON STOCKS (Cost $45,411,359)			25,166,579

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 32.1%
ETFMG Sit Ultra Short ETF (e)		25,000	1,217,125
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (c)		7,024,363	7,024,363
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $8,268,337)			8,241,488

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 1.29% (c)		490,868	490,868
TOTAL SHORT-TERM INVESTMENTS (Cost $490,868)			490,868

Total Investments (Cost $54,170,564) - 132.1%			33,898,935
Liabilities in Excess of Other Assets - (32.1)%			(8,245,189)
TOTAL NET ASSETS - 100.0%			$25,653,746

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)			All or a portion of this security was out on loan at June 30, 2022.
(c)			The rate shown is the annualized seven-day yield at period end.
(d)			As of June 30, 2022, the Fund had a significant portion of its assets invested in the Biotechnology industry.
(e)			Affiliated Security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2022 is set forth below.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2022	Ending Shares
ETFMG Sit Ultra Short ETF	$ 1,243,875	$ -	$ -	$ -	$ (26,750)	$ -	$ 1,217,125	25,000

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

GERM
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,166,579	$-	$-	$25,166,579
Short-Term Investments	490,868	-	-	490,868
ETFMG Sit Ultra Short ETF**	1,217,125	-	-	1,217,125
Investments Purchased with Securities Lending Collateral*	-	-	-	7,024,363
Total Investments in Securities	$26,874,572	$-	$-	$33,898,935

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.